FINANCIAL EXPENSES (INCOME), net (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL EXPENSES (INCOME), net
Schedule of financial income, net

	Year Ended December 31,
	2021	2020	2019

	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	—	—	344
Gains on financial assets at fair value through profit or loss	—	94	474
Gains from changes in exchange rates	—	—	74
Interest from bank deposits	51	176	443
	51	270	1,335
Financial expenses:
Interest and finance charges for lease liabilities	395	405	390
Loss from changes in exchange rates	28	9	—
Interest expenses related to borrowing and payable in respect of intangible assets purchase	16,172	12,045	—
Other	65	300	48
	16,660	12,759	438
Financial expenses (income), net	16,609	12,489	(897)